Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value [Abstract]
Schedule of the Recorded Fair Value that Are Not Based on Observable Market Data	Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
	June 30, 2023
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
Fixed maturity available for sale securities:
Foreign governments	2,897	4,752	-	7,649
Corporate bonds	216,913	365,396	1,994	584,303
Total	219,810	370,148	1,994	591,952
Equity securities*	42,525	-	374	42,899
Other Investments	-	11,383	-	11,383
Fair value option:
Equity-method investments measured at fair value	-	-	3,629	3,629
	262,335	381,531	5,997	649,863

Liabilities measured at fair value:
Derivative financial liabilities	-	10,548	16,640	27,188

	December 31, 2022
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
Fixed maturity available for sale securities:
Foreign governments	1,235	6,213	-	7,448
Corporate bonds	99,731	381,902	1,994	483,627
Total	100,966	388,115	1,994	491,075
Equity securities*	24,046	-	7,364	31,410
Other Investments	-	12,237	-	12,237

Fair value option:
Equity-method investments measured at fair value	-	-	4,907	4,907
	125,012	400,352	14,265	539,629

Liabilities measured at fair value:
Derivative financial liabilities	-	10,005	13,800	23,805

Schedule of Reconciliation of Fair Value of the Unquoted Equities Under Level 3 Fair Value Hierarchy	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:
	June 30, 2023	December 31, 2022
	USD ‘000	USD ‘000

Balance at the beginning of period / year	7,364	7,046
Total gains unrealize recognized in earnings	5,650	318
Transfer out of Level 3	(12,640)	-
Balance at the end of the period	374	7,364